Document And Entity Information	3 Months Ended
	Mar. 31, 2014	Apr. 16, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Mojo Organics, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		15,419,893
Amendment Flag	false
Entity Central Index Key	0001414953
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1